Financial Instruments Available-for-Sale Investments - Contractual Maturities (Details) $ in Thousands	Jun. 30, 2015 USD ($)
Available-for-sale Securities, Debt Maturities [Abstract]
Less than one year, amortized cost	$ 13,561
Less than one year, fair value	13,555
One to three years, amortized cost	188,539
One to three years, fair value	188,057
Over three years, amortized cost	15,673
Over three years, fair value	$ 15,587